Submission	Mar. 25, 2026
Submission [Line Items]
Central Index Key	0002087437
Registrant Name	AsiaPac AdTechinno Group Ltd
Form Type	F-1
Submission Type	F-1
Fee Exhibit Type	EX-FILING FEES